Income Taxes - Summary Of Components Of Pretax Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (139.3)	$ (143.8)	$ (33.5)
International	26.9	71.1	38.9
Income (loss) before income taxes	(112.4)	(72.7)	5.4
LIONS GATE ENTERTAINMENT CORP. [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	(362.5)	(1,389.9)	(2,218.6)
International	3.7	208.6	221.1
Income (loss) before income taxes	$ (358.8)	$ (1,181.3)	$ (1,997.5)